UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

      For the monthly distribution period from May 1, 2007 to May 31, 2007

                    Commission File Number of issuing entity:
                                  333-131201-17

                           RFMSI SERIES 2007-S2 TRUST
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131201

                 RESIDENTIAL FUNDING MORTGAGE SECURITIES I, INC.
              (Exact name of depositor as specified in its charter)

                        RESIDENTIAL FUNDING COMPANY, LLC
               (Exact name of sponsor as specified in its charter)

             New York                                               None
(State or other jurisdiction of incorporation or             (I.R.S. Employer
       organization of the issuing entity)                  Identification No.)

c/o Residential Funding Company, LLC, as Master Servicer
     8400 Normandale Lake Boulevard                             55437
      Minneapolis, Minnesota                                  (Zip Code)
(Address of principal executive offices of
            issuing entity)

             (952) 857-7000 (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

   Title of Class        Registered/reported pursuant to (check one)
                                                                Name of exchange
                  Section 12(b)  Section 12(g)  Section 15(d) (If Section 12(b))

Mortgage
Pass-Through
Certificates,
Series 2007-S2,
in theclasses
specified herein     [___]        [___]             [ X ]            _______

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No___

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

      The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RFMSI Mortgage Pass-Through Certificates, Series 2007-S2 (the "Certificates"), dated February 27, 2007, and related Prospectus dated December 18, 2006 (collectively, the "Prospectus"), of the RFMSI Series 2007-S2 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class A-1, Class A-2, Class A-3, Class A-4, Class A-5, Class A-6, Class A-7, Class
A-8, Class A-9, Class A-10, Class A-11, Class A-12, Class A-13, Class A-14, Class A-V, Class A-P, Class R-I and Class R-II, Class M-1, Class M-2 and Class M-3.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.


ITEM 9 - EXHIBITS

      (a) Documents filed as part of this report.

Exhibit 99.1      June 2007 Monthly Statement to Certificateholders

      (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Series Supplement, dated as of February 1, 2007, to the Standard Terms of Pooling and Servicing Agreement, dated as of November 1, 2006, among Residential Funding Mortgage Securities I, Inc., as company, Residential Funding Company, LLC, as master servicer, and U.S. Bank National Association, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 14,
            2007).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of February 27, 2007, between Residential Funding Company, LLC and Residential Funding Mortgage Securities I, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 14, 2007).

Exhibit 10.3 Confirmation, dated as of February 27, 2007 between Bear Stearns Financial Products Inc. and U.S. Bank National Association, as trustee on behalf of the RFMSI Series 2007-S2 Trust (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 14, 2007).

 Exhibit 99.1     June 2007 Monthly Statement to Certificateholders

                                   SIGNATURES




      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  June 25, 2007



                                    RFMSI Series 2007-S2 Trust
                                    (Issuing entity)

                                    By:  Residential Funding Company, LLC, as
                                    Master Servicer


                                    By:   /s/ Darsi Meyer
                                         Name:   Darsi Meyer
                                         Title:  Director

           EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS